REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Revenue from contracts with customers [Abstract]
Trade receivables	$ 696,079	$ 437,329
Contract assets	503,552	704,703
Contract liabilities	(330,134)	(312,204)
Unearned revenue	(97,777)	(51,056)
Net contract balances	$ 771,720	$ 778,772